This filing is being made solely for the purpose of obtaining series and class identifier information for the series listed below (“Funds”) of Enterprise Accumulation Trust (the “Registrant”) (33-21534 and 811-05543). The Funds were liquidated on July 9, 2004 and did not have any assets or operations as of February 6, 2006. The series and class identifiers requested with this submission are solely to facilitate the filing of the Registrant’s final Form N-SAR with respect to the Funds.

Capital Appreciation Portfolio

Deep Value Portfolio

Equity Income Portfolio

Equity Portfolio

Global Financial Services Portfolio

Global Health Care Portfolio

Global Socially Responsive Portfolio

Growth and Income Portfolio

Growth Portfolio

High-Yield Bond Portfolio

International Growth Portfolio

Internet Portfolio

Managed Portfolio

Mergers and Acquisitions Portfolio

Multi-Cap Growth Portfolio

Short Duration Bond Portfolio

Small Company Growth Portfolio

Small Company Value Portfolio

Technology Portfolio

Total Return Portfolio

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